Oct. 31, 2014
SCHRODER EMERGING MARKET EQUITY FUND
SCHRODER EMERGING MARKET EQUITY FUND

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)

(the “Trusts”)

Supplement dated June 29, 2015

to the Prospectus dated March 1, 2015, as supplemented May 29, 2015

The following supplements the Trusts’ Prospectus (the “Prospectus”) to reflect a change in the investment sub-advisory fees paid to Schroder Investment Management North America Limited (“SIMNA Ltd.”) and to enhance disclosure regarding investments in other investment companies.

Investments in Other Investment Companies

Effective immediately, on page 2 of the Prospectus, the second to last sentence under “Schroder Emerging Market Equity Fund - Principal Investment Strategies” is replaced with the following:

The Fund may also invest in securities issued in initial public offerings (“IPOs”) and may use structured notes, swap transactions, index futures, and other derivative instruments in pursuing its principal strategy.  In addition, the Fund may invest in other investment companies, such as open-end funds, closed-end funds and exchange-traded funds (“ETFs”), including investment companies that are sponsored or managed by the adviser, sub-adviser or their affiliates.